Revenue	12 Months Ended
Dec. 31, 2021
Revenue
Revenue

5Revenue

The analysis of the company’s revenue for the year from continuing operations is as follows:

	2021	2020	2019
	£ 000	£ 000	£ 000
Rendering of engineering consultancy services	132	87	70

All revenue is generated within the UK, based on the location where the engineering consultancy are delivered.